Operating Segment And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2014
Selected Financial Information by Operating Segment

Selected financial information by operating segment is as follows:

	2012	2013	2014
Revenues
- ODP	$57,803	$79,661	$79,820
- Brand name phone sales	50,266	32,203	16,188
- Game	29,594	7,643	660

Total net revenues	137,663	119,507	96,668

Cost of sales
- ODP	(53,971)	(70,989)	(72,056)
- Brand name phone sales	(34,250)	(25,374)	(16,336)
- Game	(18,146)	(6,307)	(61)

Total cost of revenues	(106,367)	(102,670)	(88,453)

Gross profit	$31,296	$16,837	$8,215

Revenues by Major Geographic Areas

Revenues, classified by the major geographic areas in which the Group’s customers are located (for design contract and game related revenue, based on the address of the customer who contracted with the Group; for product sales, based on the address to which the Group ships products), are as follows:

	2012	2013	2014
Revenues from the PRC	$128,640	$108,402	$78,717
Revenues from countries other than the PRC	9,023	11,105	17,951

Total revenues	$137,663	$119,507	$96,668